Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalties commitments:

1.	The Company has received grants for research and development programs from the IIA. The Company is committed to pay royalties to the IIA at the rate of 3.0% of sales of products and services resulting from know-how financed by the IIA. The amount shall not exceed the grant amount received, linked to the dollar, including accrued interest at the LIBOR rate (subject to certain exceptions under certain circumstances). The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

During the years ended December 31, 2023, 2022 and 2021, the Company accrued royalties in respect to the IIA grants in the amount of $14,107, $16,854 and $11,562, respectively, and the liability to the IIA as of December 31, 2023 aggregated to $32,672, which is recorded within the accrued expenses and other current liabilities line item.

The total grants received by the Company and Nano Size as of December 31, 2023 aggregated to $1,445,622. The Company’s total contingent liability (including interest) as of December 31, 2023, with respect to the IIA grants received, net of royalties paid to the IIA, amounted to $2,054,978.

As of December 31, 2023 and 2022, Digiflex had received grants for research and development programs from the IIA in an aggregate amount of approximately $2.2 million, out of which an amount of approximately $1.1 million had been repaid to the IIA by Jet CU as a result of its sale of IIA funded technology and know-how to a foreign company in January 2018, which sale was authorized by the IIA. The remaining liability at such time (after additional payments) was reduced to approximately $1.0 million and recorded in Jet CU, and as of December 31, 2023, increased to approximately $1.1 million due to accrued interest and change in the NIS vs. USD exchange rate.

2.	On December 15, 2011, the Company entered into a research and development agreement with the Israeli Ministry of Energy (“Ministry”). Pursuant to the agreement, the Ministry agreed to fund up to 62.5% of the Company’s expenses related to an approved program up to a maximum amount of NIS 625,000 ($180,063 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013), out of which the Company received NIS 585,119 ($168,574 based on the exchange rate of $1.00 / NIS 3.471 in effect as of December 31, 2013) as of December 31, 2023, in exchange for the Company’s agreement to pay royalties of 5% plus interest, as detailed in the agreement, of any revenues generated from the intellectual property generated under the program. The Company does not expect to receive further funding under this agreement.

During the years ended December 31, 2023, 2022 and 2021, the Company accrued royalties with respect to the grant from the Ministry in the amount of $1,512, $6,026 and $814, respectively, and the liability to the Ministry as of December 31, 2023, aggregated to $1,512 and was recorded within the accrued expenses and other current liabilities line item.

As of December 31, 2023, the aggregate contingent liability to the Ministry (including interest), following the payment of royalties up to that date, amounted to NIS 554,289 ($152,823 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023).

3.	In October 2010, the Company entered into a Convertible Bridge Financing Agreement with Israel Electric Corporation (“IEC”) and, as part of the agreement, the Company committed to pay IEC royalties equal to 2% of the total net sales of the Company’s products and service revenues from the product developed and manufactured through this agreement, up to a cap of NIS 8,000,000 ($2,205,679 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023).

During the years ended December 31, 2023, 2022 and 2021, the Company accrued royalties in the amount of $9,572, $11,236 and $7,708, respectively, and the liability as of December 31, 2023 aggregated to $56,483, which was recorded within the accrued expenses and other current liabilities line item.

4.

In connection with the acquisition of Nano Size, the Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size’s intellectual property, until the aggregate consideration amounts to $1,400,000. The consideration included a minimum consideration of $180,000 which was paid during 2011 and will be offset against future royalty payments which will be payable by the Company from sales of products and services.

During the years ended December 31, 2023, 2022 and 2021, the Company accrued royalties in the amount of $14,358, $18,100 and $17,061, respectively, and the liability as of December 31, 2023 aggregated to $108,675, which was recorded within the accrued expenses and other current liabilities line item.

5.	In September 2012, the Company entered into a Know-How License Agreement with Fraunhofer Institute for Ceramic Technologies and Systems IKTS (“IKTS”), pursuant to which the Company purchased from IKTS certain additives (the agreement is still active). The Company has the right to receive the production file and knowhow to its chosen manufacturer, in consideration for payment to IKTS of royalties of €25 ($28 based on the exchange rate of $1.00 / €0.90 in effect as of December 31, 2023) per kilogram of the ingredients not manufactured by IKTS. In addition, as of December 31, 2022, the Company is obligated to pay IKTS a minimum annual royalty of €2,000 ($2,222 based on the exchange rate of $1.00 / €0.90 in effect as of December 31, 2023) deductible against royalties.

During the year ended December 31, 2023, 2022 and 2021, the Company recorded royalty expenses in the amount of $2,222, $2,127 and $2,272, respectively and no liability was recorded as of December 31, 2023.

b.	Legal proceedings:

1.	On May 16, 2019, a lawsuit was filed by Yaskawa Europe Technology Ltd. against the Company and Digiflex in Kfar Saba’s Magistrate Court in Israel. On January 19, 2020, the Group settled this claim for a total of NIS 152,997 ($41,182 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus Value Added Tax (“VAT”) but failed to pay such settlement due to financial difficulties. As such, the liability is recorded as a provision for legal claims within the accrued expenses and other current liabilities as of December 31, 2023 and 2022.

2.

On April 25, 2023, a lawsuit aggregated to NIS 405,917 ($111,915 thousand based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) was filed by one of Digiflex former employees against Digiflex in Nazareth - NofHaGalil District Labor Court in Israel for several alleged claims in connection with his period as an employee of that company (Digiflex was served by such lawsuit only few months subsequently). On September 18, 2023, Digiflex filed a statement of defense and on April 7, 2024, a pre-trial hearing was conducted with no final results. As of the date of this report, the parties are engaged in off the record negotiations in order to reach an amicable settlement. Given the early stage of the proceedings, it is difficult to assess the likelihood of the court granting the claimed restitution and if granted, the extent of damages the plaintiff might receive. As a result, Digiflex did not record any provision as of December 31, 2023.

c.	Lease commitments:

The Group has the following lease agreements:

1.	The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 18,000 (approximately $4,962 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023). This lease agreement expires on June 30, 2025, and the agreement contains an option of the Company to extend the lease for an additional three (3) years.

2.	Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,500 (approximately $1,516 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023). This lease was expired on March 14, 2023, and was renewed in February 2023 for an additional one year and the Company has an option to extend the lease for another year.

3.

Under ASC 842, all leases with durations greater than 12 months, including non-cancellable operating leases, are recognized on the balance sheet. The aggregated present value of lease agreements is recorded as a long-term asset titled right-of-use assets. The corresponding lease liabilities are split between Lease current liability and Lease non-current liability.

Future lease obligations under non-cancellable operating leases as of December 31, 2023, are as follows:

December 31,
2023
(U.S. dollars)

Future lease obligations:
2024	$76,520
2025	64,155
2026	62,405
2027	62,405
2028	31,203
Total Future obligations	$296,688
Less imputed interest	(53,312)
Net present value of future minimum lease obligations	$243,376

Lease liabilities:
Current lease liabilities	$72,959
Non-current lease liabilities	170,417
Net present value of future minimum lease obligations	$243,376

Incremental Borrowing Rate	10.00%